Acquisition (Detail Textuals 2) - GuangMing Purchase Agreement $ in Thousands	Dec. 07, 2017 USD ($)
Business Acquisition [Line Items]
Percentage of ownership interest acquired	100.00%
Total purchase price paid	$ 360
Tianjin Sun Seven Stars Culture Development Co. Ltd
Business Acquisition [Line Items]
Percentage of ownership interest acquired	80.00%
Beijing Nanbei Huijin Investment Co. Ltd
Business Acquisition [Line Items]
Percentage of ownership interest acquired	20.00%